Unaudited Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from Operating activities
Net income for the period	$ 4,884	$ 1,619
Adjustments for:
Pension and medical benefits (actuarial expense)	1,137	1,368
Results in equity-accounted investments	(244)	(386)
Depreciation, depletion and amortization	6,450	6,650
Impairment of assets (reversal)	(31)	64
Allowance (reversals) for expected credit loss on trade and others receivables	425	453
Exploratory expenditures write-offs	65	101
Gains and losses on disposals/write-offs of assets	(689)	(1,766)
Foreign exchange, indexation and finance charges	4,380	5,077
Deferred income taxes, net	342	1,689
Revision and unwinding of discount on the provision for decommissioning costs	349	379
Reclassification of cumulative translation adjustment and other comprehensive income		59
Inventory write-down to net realizable value	17	78
Gain on remeasurement of investment retained with loss of control		(217)
Decrease (Increase) in assets
Trade and other receivables, net	(1,340)	130
Inventories	(1,845)	265
Judicial deposits	(1,155)	(507)
Other assets	22	(330)
Increase (Decrease) in liabilities
Trade payables	248	(764)
Other taxes payable	1,804	1,216
Pension and medical benefits	(542)	(428)
Other liabilities	747	(1,062)
Income taxes paid	(1,076)	(196)
Net cash provided by operating activities	13,948	13,492
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(5,860)	(6,499)
Investments in investees	(28)	(16)
Proceeds from disposal of assets-Divestment	4,914	2,952
Divestment (Investment) in marketable securities	692	(192)
Dividends received	486	180
Net cash provided by (used in) investing activities	204	(3,575)
Cash flows from Financing activities
Investments by non-controlling interest	(3)	(45)
Proceeds from financing	8,149	13,765
Repayment of principal	(23,965)	(17,409)
Repayment of interest	(3,107)	(3,808)
Dividends paid to Shareholders of Petrobras	(165)
Dividends paid to non-controlling interests	(85)	(127)
Net cash used in financing activities	(19,176)	(7,624)
Effect of exchange rate changes on cash and cash equivalents	(498)	71
Net increase (decrease) in cash and cash equivalents	(5,522)	2,364
Cash and cash equivalents at the beginning of the period	22,519	21,205
Cash and cash equivalents at the end of the period	$ 16,997	$ 23,569